UNITED STATES
SECURITIES EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
888-468-6473

Simon D. Collier, President/Treasurer
Two Portland Square
1st Floor
Portland, ME 04101
207-553-7110

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments.

Wintergreen Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

Security Description		Country	Shares	Cost	Fair Value

COMMON STOCKS - 75.3%

Aerospace & Defense - 0.4%
General Dynamics Corp.		United States	91,917	$7,602,165	$7,663,120

Beverages - 2.7%
Coca-Cola FEMSA, S.A.B. de C.V. ADR		Mexico	158,941	5,355,051	8,953,147
Fomento Economico Mexicano, S.A.B. de C.V. ADR		Mexico	922,845	31,346,354	38,556,464
				36,701,405	47,509,611
Capital Markets - 0.5%
ABG Sundal Collier ASA		Norway	5,214,484	11,444,769	9,471,850

Commercial Services & Supplies - 0.1%
Dore Holdings Ltd.		Hong Kong	15,178,881	3,645,216	1,969,852

Communication Equipment- 0.4%
Current Group, LLC (a) (b) (c )		United States		20,100,000	6,299,685

Diversified Financial Services - 6.8%
Jardine Matheson Holdings Ltd.		Hong Kong	3,316,948	72,095,298	105,190,097
Leucadia National Corp.		United States	339,974	9,624,642	15,373,624
				81,719,940	120,563,721
Diversified Telecommunication Services - 0.9%
BCE Inc.		Canada	442,871	16,822,678	14,993,197

Food Products - 0.8%
Asiatic Development Bhd		Malaysia	1,898,037	4,610,268	4,984,684
Nestle SA		Switzerland	17,767	6,576,173	8,878,133
				11,186,441	13,862,817

Hotels Restaurants & Leisure - 14.9%
Genting Bhd		Malaysia	32,483,001	63,842,676	66,519,824
Lottomatica S.p.A .		Italy	584,921	20,285,626	18,201,154
Resorts World Bhd		Malaysia	72,792,356	82,691,887	78,288,480
Wynn Resorts Ltd. (e)		United States	1,002,500	100,374,628	100,891,600
				267,194,817	263,901,058

Industrial Conglomerates - 0.5%
Orkla ASA		Norway	679,615	7,047,244	8,608,043

Insurance - 3.2%
Berkshire Hathaway, Inc., Class B (a) (e) (f)		United States	12,852	44,436,147	57,485,711

Leisure Equipment & Products - 1.2%
Aruze Corp.		Japan	715,417	24,398,824	22,105,582

Machinery - 2.4%
Schindler Holding AG - PC		Switzerland	574,321	33,438,243	43,026,364

Media - 1.5%
Grupo Televisa S.A., ADR		Mexico	324,914	7,791,559	7,875,915
Washington Post Co., Class B		United States	27,314	21,717,243	18,068,211
				29,508,802	25,944,126

Metals & Mining - 3.7%
Anglo American PLC		United Kingdom	814,573	38,910,161	48,951,655
Sherwood Copper Corp. (a)		Canada	1,359,515	7,375,171	6,622,412
Witwatersrand Consolidated Gold Resources Ltd. (a)		South Africa	753,619	13,720,680	10,686,336
				60,006,012	66,260,403

Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.		Canada	346,656	19,380,472	23,731,811
Chesapeake Energy Corp.		United States	1,032,846	33,420,241	47,665,843
Japan Petroleum Exploration Co.		Japan	672,145	49,911,090	44,503,983
Petrobank Energy and Resources Ltd. (a)		Canada	531,926	7,091,056	24,200,832
UTS Energy Corp. (a)		Canada	2,089,009	7,031,380	10,643,984
				116,834,239	150,746,453

Real Estate Management & Development - 5.7%
Consolidated-Tomoka Land Co. (d)		United States	564,961	34,445,046	31,666,064
Shun Tak Holdings Ltd.		Hong Kong	34,861,542	47,908,570	46,137,740
Swire Pacific Ltd., Class A		Hong Kong	513,040	5,496,541	5,787,863
Swire Pacific Ltd., Class B		Hong Kong	8,318,623	17,652,052	18,534,166
				105,502,209	102,125,833

Textiles, Apparel & Luxury Goods - 4.7%
Compagnie Financiere Richemont SA		Switzerland	444,947	25,443,052	24,955,742
Swatch Group AG, Class B		Switzerland	217,672	54,383,559	58,193,451
				79,826,611	83,149,193

Tobacco - 16.4%
Altria Group Inc.		United States	291,002	5,699,025	6,460,245
Imperial Tobacco Group PLC		United Kingdom	1,050,369	38,213,007	48,321,101
Japan Tobacco Inc.		Japan	30,571	142,469,926	153,039,015
Philip Morris Intl, Inc. (a)		United States	291,002	12,779,631	14,718,881
Reynolds American Inc.		United States	979,204	58,843,748	57,802,412
Souza Cruz S.A.		Brazil	397,539	7,323,227	10,306,063
				265,328,564	290,647,717

TOTAL COMMON STOCKS				1,222,744,326	1,336,334,336

INVESTMENT COMPANIES - 2.4%
Funds, Trusts, and Other Financial Vehicles - 2.4%

streetTRACKS Gold Trust (a)		United States	88,176	8,743,255	7,969,347
UltraShort Financials ProShares		United States	278,101	34,747,600	32,718,583
UltraShort FTSE/Xinhua China 25 ProShares		United States	18,823	1,984,242	1,755,998
				45,475,097	42,443,928

			Principal
			Amount

FOREIGN GOVERNMENT NOTES/BONDS - 10.3%

German Government	3.500%, 09/12/2008	Germany	5,530,000	8,697,843	8,711,507
Norwegian Government	5.500%, 05/15/2009	Norway	432,100,000	83,841,876	85,222,388
Swiss Government	3.250%, 02/11/2009	Switzerland	87,900,000	84,695,494	89,432,563
				177,235,213	183,366,458

			Shares
RIGHTS - 0.1%
Genting International PLC (g)		Singapore	7,224,186	0	1,161,469

			Contracts
PURCHASED OPTIONS - 0.1%
Capital Markets - 0.1%
Blackstone Group LP		United States
Expiration: June, 2008, Exercise Price: $12.50			12,453	$1,056,524	996,240
Expiration: September, 2008, Exercise Price: $12.50			2,603	289,608	383,942
Expiration: January, 2009, Exercise Price: $12.50			300	34,800	66,750
Total Capital Markets				1,380,932	1,446,932

			Principal
			Amount
SHORT TERM INVESTMENTS - 9.1%
Money Market Deposit Account - NM
Citibank Money Market Deposit Account			417,230	417,230	417,230

US Treasury Obligations - 9.1%
United States Treasury Bills
Maturity Date, 04/17/2008, Yield to Maturity 1.13%			29,800,000	29,784,107	29,784,107
Maturity Date: 06/19/2008, Yield to Maturity 0.79%			44,000,000	43,910,203	43,885,248
Maturity Date: 07/31/2008, Yield to Maturity 0.93%			89,200,000	88,891,195	88,795,210
				162,585,505	162,464,565

Total Long Positions - 97.3%				1,609,838,303	1,727,634,918

SHORT POSITIONS - (7.1%)			Shares	Cost	Value
Capital Markets - (6.6%)
Blackstone Group LP		United States	(7,352,563)	(121,977,047)	(116,758,701)
IT Services (0.5%)
Mastercard, Inc.		United States	(42,775)	(7,639,973)	(9,538,397)
Total Short Positions				(129,617,020)	(126,297,098)

Other Assets in Excess of Liabilities - 9.8%					174,365,094
TOTAL NET ASSETS - 100.0%				$1,480,221,283 *	$1,775,702,914

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-Income Producing
(b) Illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.
Security not registered under the Securities Act of 1933.
At the end of the period, the value of this security amounted to $6,299,685 or 0.4% of net assets.
Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000
(c ) Non-unitized interest in an LLC that is treated as a partnership.
(d) Affiliated Issuer. See Note 1.
(e) All or a portion of this security is held as collateral for securities sold short.
(f) All or a portion of this security is held as collateral for forward currency contracts.
(g) Rights priced at fair value using procedures adopted by the authority of the Board of Directors.
At the end of the period, the value of the rights amounted to $1,161,469 or 0.1% of net assets.
Security	Acquisition Date	Acquisition Cost
Genting International PLC	3/13/2008	$0

Gross Unrealized Appreciation	$208,809,876
Gross Unrealized Depreciation	(86,662,145)
Net Unrealized Appreciation (Depreciation)	$122,147,731

* Because tax adjustments are calculated annually, the above cost and table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Selected Abbreviations
ADR	American Depositary Receipt
NM	Less than 0.005%
PC	Participation Certificate

Notes to Statement of Investments

Note 1
Affiliated Issuer.  Under section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns 5 percent or more of its voting stock.  Investments in affiliated companies for the Fund as of March 31, 2008, were as shown below:

Name of issuer	Number of shares held at January 1, 2008	Gross additions	Gross reductions	Number of shares held at March 31, 2008	Value at March 31, 2008	Investment income	Realized capital gain/loss
Consolidated-Tomoka	564,961	$0	$0	564,961	$31,666,064	$56,496	$0
Land Co.

Note 2	Forward Currency Contracts. As of March 31, 2008, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss (USD)
To sell:
658,000,000 JPY	5/20/2008	6,043,906	6,621,078	(577,172)
To buy:
658,000,000 JPY	5/20/2008	(5,855,655)	(6,621,078)	765,423
Net Value of JPY Contracts		118,251	0	188,251

To sell:
38,900,000 CAD	10/15/2008	38,057,036	37,748,592	308,444
4,000,000 CAD	10/15/2008	3,979,981	3,881,603	98,378
3,500,000 CAD	10/15/2008	3,558,357	3,396,403	161,954
To buy:
4,000,000 CAD	10/15/2008	(3,949,837)	(3,881,603)	(68,234)
Net Value of CAD Contracts		41,645,537	41,144,995	500,542

Net Value of Outstanding Forward Currency Contracts		41,763,788	41,144,995	688,793

Note 3
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 - Quoted Prices	$1,247,628,413	$688,793
Level 2 - Other Significant Inputs	347,409,722	0
Level 3 - Significant Unobservable Inputs	6,299,685	0
Total Investments	$1,601,337,820	$688,793
^Other financial instruments are derivative instruments such as futures, forwards, and written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer/Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wintergreen Fund, Inc.

By (Signature and Title) /s/ Simon D. Collier
   Simon D Collier, President/ Treasurer

Date               5/23/08